Segment reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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Segment reporting
4.	Segment reporting

Operating segments are reported consistently with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, responsible for allocating resources and assessing the performance of the operating segments, is the Board of Directors, which is also responsible for making the PagSeguro Group strategic decisions.

Considering that all decisions are based on consolidated reports, and that all decisions related to strategic and financial planning, purchases, investments and the allocation of funds are made on a consolidated basis, the PagSeguro Group and its subsidiaries operate in a single segment, as payment arrangement agents.

The PagSeguro Group is domiciled in Brazil and has revenue arising from local customers and customers located abroad. The mainly revenue is related sales from domestic market. Net revenues from the international market represents 2% and 2% for the three-month periods ended March31, 2018 and 2017, respectively.

5.	Segment reporting

Operating segments are reported consistently with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, responsible for allocating resources and assessing the performance of the operating segments is the Board of Directors, which is also responsible for making PagSeguro Group strategic decisions.

Considering that all decisions are based on consolidated reports, and that all decisions related to strategic and financial planning, purchases, investments and the allocation of funds are made on a consolidated basis, PagSeguro Group and its subsidiaries operate in a single segment, as payment arrangement agents.

PagSeguro Group is domiciled in Brazil and has revenue arising from local customers and customers located abroad. The main revenue consists of sales to the domestic market. The international market represents 2%, 5% and 8% for the years 2017, 2016 and 2015 respectively.